Long-term bank loans and 2022 Notes (Tables)	6 Months Ended
Jun. 30, 2021
Debt Disclosure [Abstract]
Long-term Debt - Principal payments (Table)

Twelve month periods ending	Amount
June 30, 2022	$153,930
June 30, 2023	162,204
June 30, 2024	346,208
June 30, 2025	147,703
June 30, 2026	199,155
June 30, 2027 and thereafter	85,736
Total Long-term bank loans	$1,094,936
Unamortized loan issuance costs	(10,789)
Total Long-term bank loans, net	$1,084,147
Current portion of long-term bank loans	153,930
Long-term bank loans, net of current portion and unamortized loan issuance costs	930,217

Long-term bank loans - Interest and finance costs (Table)

	Six months ended June 30,
	2020	2021
Interest on financing agreements	$33,818	$24,028
Reclassification adjustments of interest rate swap loss/(gain) transferred to Interest and finance costs from Other Comprehensive Income (Note 12)	(492)	998
Amortization of debt (loan, lease & notes) issuance costs	3,663	3,606
Other bank and finance charges	1,392	827
Interest and finance costs	$38,381	$29,459